Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Cash Flows (Unaudited)
Net loss, amount	$ (32,782,154)	$ (11,664,083)	$ (51,668,971)	$ (34,642,641)
Depreciation and amortization	1,312,119	147,903	529,000	82,662
Stock-based compensation	20,086,367	13,819,067	30,622,884	2,326,298
Stock issued for services	0	278,903
Change in fair value of derivative liabilities	0	400
Amortization of debt discount	7,443,668	982,788	(3,055,978)	(2,667,733)
Amortization of debt discount, related party	0	95,127	5,389,693	4,457,658
Amortization of debt issue costs	0	10,438	10,438	19,562
Loss on foreign currency exchange	86,191	533,663	334,496	(425,309)
Net (income) loss from investments	1,022,375	(4,261,328)	(3,330,057)	(49,710)
Other (income) expense, net	(854,850)	0	1,064,172	0
Income tax (benefit) expense	(1,589,620)	(3,195,383)	5,291,867	443,007
Changes in working capital requirements:
Accounts receivable	(1,733,639)	5,630,739	(4,344,796)	25,328,275
Accrued revenue	3,842,574	(654,303)	(2,222,435)	0
Inventory	(57,360)	(25,759)
Deposits, prepaids and other current assets	(304,368)	2,317,539	(1,477,651)	458,857
Other assets	(29,538)	(103,260)	(183,698)	0
Costs in excess of billings	(7,288,173)	0
Accounts payable	27,162,062	(3,031,568)	(4,198,103)	(25,994,864)
Accrued expenses	1,235,985	482,204	1,123,037	47,582,759
Other current liabilities	(173,601)	0
Deferred Revenue	(1,741,320)	0	4,746,268	0
Other comprehensive income	(571)	(82,086)	(92,663)	46,390
Net cash used in operating activities	15,636,147	1,281,000	(2,908,429)	(6,491,984)
Acquisition of fixed assets	(70,542)	(801,254)	1,355,297	202,613
Sale of intellectual property	159,434	0
Purchase of marketable securities	(43,255,509)	(42,529,309)	(67,439,874)	(3,200,000)
Sale of marketable securities	34,901,415	39,731,309	66,680,875	0
CASH FLOWS FROM OPERATING ACTIVITIES:
Purchase of non-marketable securities	0	(100,000)	100,000	0
Net loss, amount	(32,782,154)	(11,664,083)	(51,668,971)	(34,642,641)
Acquisition of ANS	0	(12,948,324)
Acquisition of EV Depot	(1,231,250)	0
Adjustments to reconcile net loss to net cash used in operating activities:
Cash acquired in acquisition	104,485	40,940	2,785,415	13,189,612
Net cash (used in) provided by investing activities	(9,391,967)	(16,606,638)	(24,966,810)	8,745,737
Stock issued for services			353,903	0
Cash receipts from issuance of notes payable	0	10,000,000	23,333,200	0
Change in fair value of derivative liabilities	0	(400)	400	530,716
Cash receipts from issuance of convertible notes payable	0	5,000,000	5,000,000	6,595,000
Amortization of debt discount	2,052,644	0	3,055,978	2,667,733
Proceeds from sale of Common Stock	10,000,025	0
Amortization of debt discount, related party	0	95,127	95,127	28,032
Proceeds from sale of Series C Preferred Stock	10,845,000	0	(6,666,800)
Proceeds from exercise of warrants	1,072,424	0
Stock issuance costs			0	13,400,000
Proceeds from exercise of stock options	20,000	0
Loss on foreign currency exchange			362,723	0
Draws from revolving line of credit, net	859,075	(703,650)
Loss on impairment			18,116,263	13,757,907
Cash paid for contingent liability	0	(61,232)	(61,232)	0
Loss on modification of debt			0	98,825
Payment on financing lease	(102,295)	(7,525)	(132,754)
Provision for doubtful accounts receivable			(62,327)	0
Payment of dividends	(498,598)	0
Net cash provided by financing activities	22,195,631	14,227,593	34,918,954	9,375,519
Foreign currency adjustment	(96,770)	(485,222)	(434,754)
NET INCREASE IN CASH AND CASH EQUIVALENTS	28,343,041	(1,583,267)	6,608,961	11,629,272
Other income (expense), net	854,850	0	(1,064,172)	0
Gain on settlement of liabilities			0	(115,514)
CASH AND CASH EQUIVALENTS, END OF PERIOD	46,581,305	10,046,036	18,238,264	11,629,303
Income tax (benefit) expense	1,589,620	3,195,383	(5,291,867)	(443,007)
Cash paid for interest expense	1,476,842	247,900	964,966	96,000
Issuance of Series B Preferred Stock for acquisition	0	6,850,000	6,850,000	0
Accounts receivable	1,733,639	(5,630,739)	4,344,796	(25,328,275)
Issuance of common stock for acquisition	17,530,278	0	213,415
Debt discount associated with promissory notes	0	4,296,911	7,717,082	4,325,576
Deposits, prepaids and other current assets	304,368	(2,317,539)	1,477,651	(458,857)
Other assets	29,538	103,260	183,698	0
CASH FLOWS FROM INVESTING ACTIVITIES:
Sale of other assets			910,395	0
Investment in ANS			(12,948,324)	0
Investment in BW Electric			13,500,000	0
Investment in PTGI			0	(892,000)
Acquisition of MPS			0	(149,262)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash receipts from issuance of convertible notes payable, related party			0	595,000
Proceeds from sale of Series Common Stock				(2,175,000)
Proceeds from sale of Series E Preferred Stock				(12,500)
Draws from revolving line of credit, net			112,940
Related party payments				(1,981)
Foreign currency adjustment	96,770	485,222	434,754
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	$ 18,238,264	$ 11,629,303	11,629,303	31
Non-cash operating and financing activities:
Goodwill acquired in a business combination through the issuance of stock			$ 13,418,172	17,175,990
Common stock issued for liquidating damages				62,710
Placement agent warrants				15,500,000
Series G Preferred Stock issued in connection with convertible notes financing				$ 2,361,099